Related party transactions (Details) € in Thousands	12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 instrument
Disclosure of transactions between related parties
Income from reversal of accrued amount	€ 2,056
MYT Holding LLC | Mytheresa Group
Disclosure of transactions between related parties
Percentage of ownership	76.90%
MYT Ultimate Parent LLC
Disclosure of transactions between related parties
Receivables	€ 213
Liabilities	€ 838
MYT Intermediate Holding Co. | Shareholder Loans
Disclosure of transactions between related parties
Number of instruments | instrument		2